Property, plant and equipment - Summary of detailed information about property, plant and equipment (Detail) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	¥ 548
Ending Balance	2,600	$ 377
Electronic And Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	548
Additions	2,262
Depreciation during the year	(210)
Ending Balance	2,600
Electronic And Office Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	606
Ending Balance	2,868
Electronic And Office Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(58)
Ending Balance	¥ (268)